Investment properties	12 Months Ended
Dec. 31, 2022
Investment Properties
Investment properties

13.	Investment properties

Investment properties are measured at historical cost, including transaction costs, net of accumulated depreciation and impairment loss, if any. The cost of investment properties acquired in a business combination is determined at fair value, in accordance with IFRS 3 - Business combination.

Investment properties are written off when they are sold or no longer used and no future economic benefit is expected from its use. An investment property is also classified as held for sale when there is an intention and plan to sell. The difference between the net amount obtained from the sale and the carrying amount of the asset is recognized in the Statements of Income in the period in which the asset is disposed of. The useful life of buildings is presented in Note 14.

The investment properties of the Group correspond to commercial areas and lots that are maintained for income generation or future price appreciation.

The Company performed an impairment test to verify the operating assets of investment properties that could not be recoverable in the year ended December 31, 2022. Based on the tests carried out, it was necessary to record a loss in the amount of R$6 (R$32 at December 31, 2021 and R$22 at December 31, 2020). The fair value of investment properties is measured based on assessments performed by third parties.

	Balance at 12.31.2021	Additi-ons	Impair-ment	Depre- ciation	Write-off	Exchange rate	Transfers(*)	Assets held for sale or distribution	Balance at 12.31.2022

Land	759	-	(1)	-	3	(189)	(4)	(568)	-
Buildings	2,455	2	(5)	(50)	9	(447)	14	(1,978)	-
Construction in progress	40	98	-	-	-	(20)	-	(118)	-
Total	3,254	100	(6)	(50)	12	(656)	10	(2,664)	-
(*)	Transfers to fixed assets

	Balance at 12.31.2020	Additi-ons	Impair-ment	Depre- ciation	Write-off	Exchange rate	Transfers (*)	Balance at 12.31.2021

Land	762	1	(4)	-	4	(58)	54	759
Buildings	2,859	91	(28)	(58)	3	(169)	(243)	2,455
Construction in progress	18	32	-	-	-	(3)	(7)	40
Total	3,639	124	(32)	(58)	7	(230)	(196)	3,254
(*)	Transfers to fixed assets

	Balance at 12.31.2022			Balance at 12.31.2021
	Cost	Accumulated depreciation	Net	Cost	Accumulated depreciation	Net

Land	-	-	-	759	-	759
Buildings	-	-	-	2,607	(152)	2,455
Construction in progress	-	-	-	40	-	40
Total	-	-	-	3,406	(152)	3,254

The net result generated by investment properties is as follows:

	2022	2021
Lease revenue	416	433
Operating expenses from investment properties that generate revenue	(92)	(108)
Operating expenses from investment properties that do not generate revenue	(99)	(103)
Net result generated by investment properties	225	222

The amounts are recorded in the discontinued operation (Note 1.2).

As of December 31, 2022, the fair value of investment properties in use was R$4,278 (R$3,844 as of December 31, 2021). Key inputs used in the fair value assessment, such as discount rate, vacancy rate and terminal capitalization rate are estimated by advisors or management based on comparable transactions and industry data. The value of investment properties is recorded in assets held for sale (note 1.2). The rates vary for each development based on geographic region, development format and are presented below:

	Range
Discount rate	11.25%	17.00%
Vacancy rate	0.00%	17.92%
Terminal capitalization rate	8.00%	8.25%